Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments as of the Dates Indicated
The following table summarizes the above financial instruments as of the dates indicated:

	As of December 31,
	2022	2021
	(In Thousands)
Commitments to extend credit	$5,680,438	$5,175,521
Standby letters of credit	65,154	65,602
Forward commitments to sell loans	10,008	24,440